UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2527

DWS Money Funds

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2007 (Unaudited)

DWS Money Market Prime Series

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 22.5%
ABN AMRO Bank NV, 5.1%, 1/22/2008	44,000,000	44,002,968
Banco Santander Central Hispano SA, 4.99%, 2/1/2008	45,500,000	45,504,589
Bank of Ireland, 4.96%, 1/24/2008	15,000,000	15,004,104
Bank of Nova Scotia, 4.83%, 11/26/2007	15,000,000	15,000,000
Bank of Scotland PLC:
4.77%, 4/25/2008	15,000,000	15,000,000
4.91%, 4/23/2008	20,000,000	20,005,599
4.93%, 10/9/2008	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi-UFJ Ltd., 5.3%, 2/21/2008	35,000,000	35,000,000
Barclays Bank PLC:
5.2%, 4/9/2008	22,000,000	22,000,000
5.22%, 12/27/2007	45,000,000	45,000,000

5.5%, 3/12/2008	38,000,000	38,000,000
Calyon, 4.8%, 3/25/2008	22,000,000	22,000,000
Canadian Imperial Bank of Commerce:
4.75%, 11/29/2007	35,000,000	35,000,000
5.181%, 3/17/2008	45,000,000	45,001,191
Chase Bank USA NA, 5.15%, 2/12/2008	22,000,000	22,000,000
Citibank NA, 5.3%, 2/20/2008	15,000,000	15,000,000
Credit Agricole SA, 5.31%, 11/13/2007	20,000,000	19,999,935
Credit Industrial et Commercial:
4.95%, 2/1/2008	12,500,000	12,500,158
5.21%, 12/21/2007	40,000,000	40,000,548
5.35%, 11/13/2007	25,000,000	25,000,073
Credit Suisse, 5.307%, 11/2/2007	12,000,000	11,999,999
HSH Nordbank AG, 5.35%, 1/11/2008	35,000,000	34,999,733
KBC Bank NV, 5.7%, 3/6/2008	20,000,000	20,006,748
Landesbank Baden Wurttemberg:
5.4%, 3/18/2008	15,000,000	15,000,000
5.6%, 11/30/2007	15,000,000	15,000,000
Mizuho Corporate Bank:
5.1%, 11/13/2007	70,000,000	70,000,000
5.6%, 11/30/2007	67,000,000	67,000,000
Norinchukin Bank, 5.345%, 11/26/2007	25,000,000	25,000,000
Societe Generale:
5.305%, 1/24/2008	33,000,000	33,000,375
5.35%, 1/18/2008	30,000,000	30,000,000
5.35%, 1/22/2008	43,000,000	43,000,000
UBS AG:
5.39%, 3/18/2008	45,000,000	45,000,000
5.48%, 3/7/2008	40,000,000	40,000,000

Total Certificates of Deposit and Bank Notes (Cost $991,026,020)		991,026,020
Commercial Paper** 40.6%
Apreco LLC, 4.9%, 11/1/2007	62,000,000	62,000,000
Archer-Daniels-Midland Co., 4.62%, 12/11/2007	15,000,000	14,923,000
Astrazeneca PLC:
4.95%, 4/7/2008	31,000,000	30,326,525
5.22%, 12/12/2007	20,000,000	19,881,100
Atlantis One Funding Corp.:
4.8%, 1/30/2008	20,000,000	19,760,000
4.9%, 11/1/2007	100,000,000	100,000,000
Bank of America Corp., 5.185%, 1/22/2008	25,000,000	24,704,743
Bank of Scotland PLC, 5.08%, 1/16/2008	35,000,000	34,624,645
CAFCO LLC:
5.75%, 11/26/2007	25,000,000	24,900,174
5.8%, 11/16/2007	17,000,000	16,958,917
Caisse Nationale Des Caisses D'Epargne et Prevoyance, 5.168%, 11/13/2007	42,000,000	41,927,648
Cancara Asset Securitization LLC:
5.17%, 1/11/2008	20,000,000	19,796,072
5.215%, 1/14/2008	40,000,000	39,571,211
6.1%, 12/14/2007	20,000,000	19,854,278
6.17%, 12/14/2007	20,000,000	19,852,606
Chariot Funding LLC, 5.75%, 11/19/2007	5,000,000	4,985,625
Ciesco LLC:
5.43%, 2/14/2008	25,000,000	24,604,063
5.45%, 2/14/2008	25,000,000	24,602,604
CitiBank Credit Card Issuance Trust, Series 01-A3, 6.15%, 12/14/2007	20,000,000	19,853,083
CRC Funding LLC, 5.8%, 11/19/2007	25,000,000	24,927,500

Danske Corp., 5.165%, 11/9/2007	50,000,000	49,942,611
Depfa Bank PLC, 5.49%, 11/29/2007	20,000,000	19,914,600
Diageo Capital PLC, 5.28%, 11/8/2007	18,500,000	18,481,007
Falcon Asset Securitization Corp.:
5.75%, 11/16/2007	20,000,000	19,952,083
5.75%, 11/19/2007	10,000,000	9,971,250
Fortune Brands, Inc., 5.05%, 11/1/2007	18,000,000	18,000,000
General Electric Capital Corp.:
4.62%, 4/21/2008	15,000,000	14,668,900
4.94%, 12/31/2007	15,000,000	14,876,500
5.15%, 1/24/2008	37,600,000	37,148,173
Giro Balanced Funding Corp.:
5.175%, 12/3/2007	25,000,000	24,885,000
5.18%, 11/29/2007	40,000,000	39,838,845
Grampian Funding Ltd.:
5.16%, 2/5/2008	33,000,000	32,545,920
5.18%, 12/20/2007	25,000,000	24,823,736
5.18%, 1/2/2008	15,000,000	14,866,183
5.28%, 11/2/2007	25,000,000	24,996,333
5.75%, 11/26/2007	30,000,000	29,880,208
5.75%, 12/18/2007	5,000,000	4,962,465
Jupiter Securitization Corp., 4.9%, 11/1/2007	35,000,000	35,000,000
Kellogg Co., 5.2%, 11/16/2007	15,000,000	14,967,500
Lake Constance Funding LLC, 5.23%, 1/11/2008	15,000,000	14,845,279
Liberty Street Funding, 6.0%, 11/16/2007	15,000,000	14,962,500
Natexis Banques Populaires US Finance Co., LLC, 4.745%, 2/6/2008	20,000,000	19,744,297
Nestle Capital Corp.:
4.75%, 3/7/2008	25,000,000	24,581,076
5.23%, 1/24/2008	22,000,000	21,731,527
Nieuw Amsterdam Receivables Corp.:
5.15%, 11/13/2007	75,000,000	74,871,250
5.22%, 1/4/2008	20,000,000	19,814,400
Norddeutsche Landesbank Girozentrale, 5.23%, 1/7/2008	14,000,000	13,863,729
North Sea Funding LLC, 5.15%, 1/25/2008	40,000,000	39,513,611
Old Line Funding LLC:
5.9%, 11/14/2007	40,000,000	39,914,778
5.9%, 11/16/2007	6,000,000	5,985,250
6.0%, 11/26/2007	15,000,000	14,937,500
Park Avenue Receivables Co., LLC, 5.75%, 11/19/2007	15,000,000	14,956,875
Perry Global Funding LLC:
Series A, 5.23%, 12/21/2007	18,000,000	17,869,250
Series A, 5.26%, 1/17/2008	20,000,000	19,774,989
Pfizer, Inc., 4.53%, 4/28/2008	22,000,000	21,504,468
Prudential PLC, 5.24%, 11/23/2007	40,000,000	39,871,911
Ranger Funding Co., LLC, 5.8%, 11/19/2007	17,000,000	16,950,700
San Paolo IMI US Financial Co., 5.105%, 1/11/2008	20,000,000	19,798,636
Scaldis Capital LLC:
5.02%, 1/25/2008	16,000,000	15,810,356
5.24%, 1/9/2008	30,000,000	29,698,700
5.75%, 11/19/2007	10,000,000	9,971,250
Sheffield Receivables Corp., 6.1%, 12/13/2007	20,000,000	19,857,667
Siemens Capital Co., LLC, 4.8%, 11/29/2007	15,000,000	14,944,000
Societe Generale North America, Inc.:
4.775%, 2/1/2008	10,000,000	9,877,972
5.16%, 1/3/2008	44,000,000	43,602,680
5.57%, 12/4/2007	30,000,000	29,846,825
Swedbank AB, 4.73%, 2/29/2008	18,000,000	17,716,200

Teachers Insurance and Annuity Association of America, 5.31%, 11/20/2007	14,000,000	13,960,765
Tempo Finance Corp., 5.36%, 12/19/2007	20,000,000	19,857,067
Toyota Motor Credit Corp., 4.84%, 3/31/2008	20,000,000	19,593,978
Tulip Funding Corp., 6.25%, 11/13/2007	24,250,000	24,199,479
Westpac Banking Corp., 5.1%, 1/11/2008	20,000,000	19,798,833

Total Commercial Paper (Cost $1,782,002,906)		1,782,002,906
Short Term Notes* 25.0%
American Express Bank FSB:
5.061%, 12/13/2007	15,000,000	14,999,831
5.091%, 11/8/2007	35,000,000	34,999,934
American Honda Finance Corp.:
5.33%, 11/9/2007	50,000,000	50,000,000
5.668%, 12/6/2007	15,000,000	15,000,000
Banco Espanol de Credito SA, 144A, 5.198%, 11/18/2008	50,000,000	50,000,000
Bank of America NA, 5.315%, 5/16/2008	11,500,000	11,500,000
BNP Paribas, 4.846%, 8/25/2008	30,000,000	30,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 5.348%, 11/12/2008	25,000,000	25,000,000
Canadian Imperial Bank of Commerce:
4.91%, 6/9/2008	14,000,000	14,000,000
5.248%, 7/18/2008	15,000,000	14,979,231
Carrera Capital Finance LLC, 144A, 5.678%, 12/6/2007	18,000,000	18,000,000
Credit Agricole SA, 5.18%, 7/22/2008	40,000,000	40,000,000
Danske Bank AS, 4.967%, 8/19/2008	44,000,000	43,997,655
DNB NOR Bank ASA, 4.872%, 9/24/2008	15,000,000	15,000,000
General Electric Capital Corp.:
4.912%, 8/19/2011	30,000,000	30,000,000
5.661%, 3/4/2008	79,750,000	79,768,965
5.696%, 1/15/2008	25,000,000	24,994,387
HSBC Bank USA NA, 5.091%, 8/14/2008	65,000,000	65,005,475
HSBC Finance Corp., 5.131%, 8/6/2008	15,000,000	15,000,000
HSH Nordbank AG, 5.007%, 8/20/2008	25,000,000	25,000,000
Intesa Bank Ireland PLC, 4.882%, 8/22/2008	65,000,000	65,000,000
K2 (USA) LLC, 5.19%, 1/31/2008	62,000,000	61,998,534
Links Finance LLC, 4.97%, 4/28/2008	19,500,000	19,499,074
Mitsubishi UFJ Trust & Banking Corp., 5.05%, 2/19/2008	25,000,000	25,000,000
Morgan Stanley, 4.86%, 12/14/2007	20,000,000	20,000,000
Nordea Bank AB, 5.111%, 9/8/2008	50,000,000	49,998,757
Pyxis Master Trust, Series 2007-6, 5.6%, 3/6/2008	14,000,000	14,000,000
Skandinaviska Enskilda Banken, 5.055%, 8/19/2008	7,000,000	7,000,000
Societe Generale, 4.947%, 3/25/2008	25,000,000	24,997,552
SunTrust Bank, Atlanta, 5.18%, 4/21/2008	15,000,000	14,985,181
Toyota Motor Credit Corp., 4.82%, 2/11/2008	80,000,000	80,000,000
UniCredito Italiano Bank (Ireland) PLC:
5.111%, 8/14/2008	32,000,000	32,000,000
5.141%, 8/8/2008	41,000,000	41,000,000
144A, 5.238%, 8/8/2008	24,000,000	23,998,784

Total Short Term Notes (Cost $1,096,723,360)		1,096,723,360
Master Notes 3.1%
Citigroup Global Markets, Inc., 5.037% *, 11/1/2007 (a)	85,000,000	85,000,000
The Bear Stearns Companies, Inc., 5.067% *, 11/1/2007 (a)	50,000,000	50,000,000

Total Master Notes (Cost $135,000,000)		135,000,000
Asset Backed 0.5%
Steers Mercury III Trust, 144A, 4.838% *, 5/27/2048 (Cost $23,607,183)	23,607,183	23,607,183

	Promissory Notes 2.6%
Merrill Lynch & Co., Inc., 5.708% *, 3/4/2008				85,000,000	85,000,000
The Goldman Sachs Group, Inc., 4.89% *, 1/18/2008				30,000,000	30,000,000

Total Promissory Notes (Cost $115,000,000)					115,000,000
	Government & Agency Securities 1.1%
US Treasury Obligations
US Treasury Bills:
	3.9% **, 4/24/2008			19,000,000	18,639,792
	4.085% **, 4/17/2008			15,000,000	14,714,050
US Treasury Note, 4.125%, 8/15/2008				15,000,000	15,004,530

Total Government & Agency Securities (Cost $48,358,372)					48,358,372
	Repurchase Agreements 4.5%
Credit Suisse Securities (USA) LLC, 4.96%, dated 10/31/2007, to be repurchased at $56,007,716 on 11/1/2007 (b)				56,000,000	56,000,000
JPMorgan Securities, Inc., 4.96%, dated 10/31/2007, to be repurchased at $769,868 on 11/1/2007 (c)				769,762	769,762
State Street Bank and Trust Co., 4.35%, dated 10/31/2007, to be repurchased at $2,740,331 on 11/1/2007 (d)				2,740,000	2,740,000
The Bear Stearns & Co., Inc., 4.97%, dated 10/31/2007, to be repurchased at $139,219,217 on 11/1/2007 (e)				139,200,000	139,200,000

Total Repurchase Agreements (Cost $198,709,762)					198,709,762
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,390,427,603)				99.9	4,390,427,603
Other Assets and Liabilities, Net				0.1	3,007,099

Net Assets				100.0	4,393,434,702

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2007.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Reset date; not a maturity date
(b)	Collateralized by $58,659,905 Federal National Mortgage Association, with various coupon rates from 4.5 –5.5%, with various maturity dates from 3/1/2024-2/1/2037 with a value of $57,121,368.
(c)	Collateralized by $769,449 Government National Mortgage Association, 5.878%, maturing on 6/16/2024 with a value of $786,288.
(d)	Collateralized by $2,705,000 US Treasury Note, 5.625%, maturing on 5/15/2008 with a value of $2,796,432.
(e)
	Principal				Collateral
	Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
	26,737,999	Federal Home Loan Mortgage Corp	4.45	9/1/2034	26,508,332
	113,239,578	Federal National Mortgage Association	4.88-6.46	2/1/2035-2/1/2037	115,476,715
	Total Collateral Value				141,985,047

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 14, 2007